Related Parties Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 14:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect services agreements with certain companies that are affiliated with Formula, Sapiens’ parent company (most recently since December 23, 2014 and thereafter), and Asseco, Sapiens’ ultimate parent company, pursuant to which the Company has received services amounting to approximately $4,455, $6,005 and $8,523, in aggregate for the years ended December 31, 2018, 2019 and 2020. In addition, during the years ended December 31, 2018, 2019 and 2020, the Company purchased from those affiliated companies an aggregate of approximately $320, $194 and $267 of hardware and software.

On August 18, 2015, Sapiens completed the acquisition from Asseco Poland S.A. (“Asseco”) of all issued and outstanding shares of Sapiens Software Solutions (Poland) Sp. z o.o. (formerly “Insseco Sp. z o.o.”) (“Sapiens Poland”). Asseco is the ultimate parent company of Sapiens, through its holdings in Formula.

Under the share purchase agreement for that acquisition, Asseco committed to assign all customer contracts to Sapiens Poland that relate to the intellectual property that the Company acquired as part of the acquisition. In the event that Asseco cannot obtain the consent of any customer to the assignment of its contract to Sapiens Poland, Asseco will hold that customer’s contract in trust for the benefit of Sapiens Poland.

During the years ended December 31, 2018, 2019 and 2020, Asseco provided back office and professional services and fixed assets to Sapiens Poland in an amount totaling approximately $980, $676 and $521, respectively.

As of December 31, 2019, and 2020, the Company had trade payables balances due to its related parties in amount of approximately $1,640 and $1,908, respectively. In addition, as of December 31, 2019 and 2020, the Company had trade receivables balances due from its related parties in amount of approximately $770 and $1,241, respectively.